Assets and liabilities from subsidiaries held for sale and discontinued operations (Details 4 - Textuals 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net income from discontinued operations	R$ 65,264	R$ 280,633	R$ (492,257)
Total Discontinued operations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net income from discontinued operations	65,264	280,633	492,257
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net income from discontinued operations	R$ 249,303	R$ 0	R$ (23,896)